Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
WAYCROSS MANAGED RISK EQUITY FUND | WAYCROSS MANAGED RISK EQUITY FUND [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	14.93%	18.98%	(11.66%)	11.45%	22.26%	21.18%	(8.80%)	13.06%	1.26%
WAYCROSS FOCUSED CORE EQUITY FUND | WAYCROSS FOCUSED CORE EQUITY FUND [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	25.10%	33.43%	(19.69%)	26.33%